Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Apr. 30, 2021	Apr. 30, 2020
Current
Cash	$ 4,392	$ 2,105
Amounts receivable (note 5)	1,170	2,250
Inventory (note 6)	1,781	1,663
Prepaid expenses and advances	367	282
Investment in IM Exploration (note 7)	779
Total Current Assets	8,489	6,300
Non-Current
Mining interest, plant and equipment (note 8)	29,404	35,302
Right-of-use assets (note 10)	979	1,844
Exploration and evaluation assets (note 9)	4,088	5,976
Reclamation deposits	165	165
Deferred tax assets (note 19)	3,346	4,826
Total Non-Current Assets	37,982	48,113
Total Assets	46,471	54,413
Current
Trade and other payables	2,213	2,441
Current portion of lease liability (note 10)	447	617
Current portion of loans payable (note 11)		3,196
Total Current Liabilities	2,660	6,254
Non-Current
Rehabilitation and closure cost provision (note 12)	1,952	1,014
Lease liability (note 10)	500	1,083
Deferred tax liabilities (note 19)	5,079	8,758
Total Non-Current Liabilities	7,531	10,855
Total Liabilities	10,191	17,109
Equity
Share capital (note 13)	50,725	50,725
Equity reserve	11,349	11,349
Foreign currency translation reserve	816	4,732
Accumulated deficit	(26,610)	(29,502)
Total Equity	36,280	37,304
Total Liabilities and Equity	$ 46,471	$ 54,413